Investments in Equity Investees - Additional Information (Details) ¥ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2017 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jun. 30, 2017 CNY (¥) Investor	Oct. 31, 2016 USD ($)
Equity And Cost Method Investments [Line Items]
Cost method investments						$ 500,000
Quan Venture Fund I, L.P.
Equity And Cost Method Investments [Line Items]
Cash consideration for investment disposed	$ 500,000
Gain/loss recognized upon disposal	$ 0
JING
Equity And Cost Method Investments [Line Items]
Number of third-parties | Investor					3
Capital contribution commitment | ¥					¥ 26,250
Percentage of equity interest					20.00%
Share of loss of investee		$ 752,000	$ 587,000	$ 250,000